Schedule of Investments (unaudited) July 31, 2020	iShares® Asia/Pacific Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 23.7%
AusNet Services	336,385	$429,404
Bendigo & Adelaide Bank Ltd.	147,504	727,784
Boral Ltd.	189,209	487,132
Commonwealth Bank of Australia	11,025	562,948
Crown Resorts Ltd.	68,144	437,382
Fortescue Metals Group Ltd.	56,037	699,655
McMillan Shakespeare Ltd.	99,208	627,517
Perpetual Ltd.	23,096	502,365
Rio Tinto Ltd.	7,077	517,678
Woodside Petroleum Ltd.	29,338	421,005

		5,412,870

China — 2.6%
Gemdale Properties & Investment Corp. Ltd.	3,406,000	602,077

Hong Kong — 40.3%
BOC Hong Kong Holdings Ltd.	179,500	500,271
CK Hutchison Holdings Ltd.	77,000	502,226
CK Infrastructure Holdings Ltd.	95,000	495,213
Haitong International Securities Group Ltd.	2,944,000	793,910
Hang Seng Bank Ltd.	30,900	486,014
Henderson Land Development Co. Ltd.	134,000	502,271
Hongkong Land Holdings Ltd.	109,800	416,142
Hysan Development Co. Ltd.	174,000	480,452
Kerry Properties Ltd.	219,500	522,255
New World Development Co. Ltd.	110,250	537,722
PCCW Ltd.	1,074,000	605,582
Power Assets Holdings Ltd.	91,500	509,435
Shun Tak Holdings Ltd.	1,320,000	475,188
Sino Land Co. Ltd.	390,000	472,517
Sun Hung Kai Properties Ltd.	34,500	422,447
Swire Pacific Ltd., Class A	100,500	497,300
Swire Properties Ltd.	161,800	373,696
VTech Holdings Ltd.	108,900	590,855

		9,183,496

Japan — 17.7%
Idemitsu Kosan Co. Ltd.	24,100	496,907
Mitsubishi Corp.	18,700	374,867
Mitsubishi UFJ Financial Group Inc.	105,000	390,485
Mizuho Financial Group Inc.	341,300	411,897
ORIX Corp.	30,000	322,331
Resona Holdings Inc.	118,500	385,324
Sojitz Corp.	227,100	474,691

Security	Shares	Value

Japan (continued)
Sumitomo Chemical Co. Ltd.	125,100	$358,510
Sumitomo Corp.	35,400	391,734
Sumitomo Mitsui Financial Group Inc.	16,000	423,721

		4,030,467

New Zealand — 2.4%
Spark New Zealand Ltd.	169,309	556,031

Singapore — 13.1%
BOC Aviation Ltd.(a)	77,000	445,098
DBS Group Holdings Ltd.	31,300	451,251
Jardine Cycle & Carriage Ltd.	27,800	405,455
Oversea-Chinese Banking Corp. Ltd.	71,000	443,200
Singapore Telecommunications Ltd.(b)	207,200	374,722
StarHub Ltd.	535,282	476,223
United Overseas Bank Ltd.	27,200	384,604

		2,980,553

Total Common Stocks — 99.8% (Cost: $26,944,461)		22,765,494

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	343,140	343,517
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	10,000	10,000

		353,517

Total Short-Term Investments — 1.5% (Cost: $353,423)		353,517

Total Investments in Securities — 101.3% (Cost: $27,297,884)		23,119,011

Other Assets, Less Liabilities — (1.3)%		(306,959)

Net Assets — 100.0%		$22,812,052

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Asia/Pacific Dividend ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$500,138	$—		$(156,508	)(a)	$(80)	$(33)	$343,517	343,140	$12,476	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—		—	—	10,000	10,000	11		—

						$(80)	$(33)	$353,517		$12,487		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	2	08/28/20	$42	$(531)
TOPIX Index	1	09/10/20	14	12

				$(519)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,765,494	$—	$—	$22,765,494
Money Market Funds	353,517	—	—	353,517

	$23,119,011	$—	$—	$23,119,011

Derivative financial instruments(a)
Assets
Futures Contracts	$12	$—	$—	$12
Liabilities
Futures Contracts	(531)	—	—	(531)

	$(519)	$—	$—	$(519)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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